RESULTS BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of sales
Personnel expenses	R$ (1,467,896)	R$ (1,174,460)	R$ (997,080)
Costs of raw materials, materials and services	(11,463,862)	(8,731,670)	(7,533,152)
Logistics cost	(4,795,161)	(4,328,046)	(4,156,096)
Depreciation, depletion and amortization	(6,406,610)	(5,988,248)	(5,773,088)
Other	(687,759)	(393,164)	(506,915)
Total cost of sales	(24,821,288)	(20,615,588)	(18,966,331)
Selling expenses
Personnel expenses	(244,681)	(219,590)	(205,636)
Services	(146,184)	(121,568)	(114,143)
Logistics cost	(1,065,416)	(947,551)	(852,562)
Depreciation and amortization	(951,626)	(944,361)	(905,880)
Other	(75,287)	(58,652)	(96,431)
Total selling expenses	(2,483,194)	(2,291,722)	(2,174,652)
General and Administrative expenses
Personnel expenses	(1,039,733)	(984,513)	(862,308)
Services	(378,986)	(330,727)	(311,975)
Depreciation and amortization	(101,764)	(103,867)	(78,275)
Other	(189,284)	(158,802)	(190,634)
Total General and Administrative expenses	(1,709,767)	(1,577,909)	(1,443,192)
Other operating (expenses) income net
Rents and leases	2,164	3,321	4,303
Result from sale of other products, net	58,880	31,865	56,791
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	(509)	413,052	11,548
Result on fair value adjustment of biological assets	1,199,759	763,091	466,484
Depletion and amortization	52,110	(5,187)	(15,537)
Tax credits - gains in tax lawsuits (exclusion of ICMS from the PIS/COFINS calculation basis)	(1,324)	441,880
Provision for judicial liabilities	(156,243)
Other operating income (expenses), net	(33,121)	45	7,561
Other operating (expenses) income net	1,121,716	1,648,067	531,150
Cost of idle capacity and maintenance downtime	525,882	227,562
Social action expenses		25,285	89,666
Amortization of fair value adjustment	R$ 18,887	5,543	R$ 38,826
Tax Credit		454,318
Provision for legal fees		R$ 12,438